Subsequent Events	9 Months Ended
Sep. 30, 2021
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
The Company evaluated subsequent events through March 16, 2021, representing the date on which the consolidated financial statements were issued.
Events Subsequent to Original Issuance of Consolidated Financial Statements (unaudited)
Amended and Restated Certificate of Incorporation
On April 6, 2021, the Board of Directors approved an Amended and Restated Certificate of Incorporation, which, among other matters, authorizes the Company to issue up to 1,000,000,000 shares of common stock, par value $0.01 per share and up to 100,000,000 shares of preferred stock, par value $0.01 per share.
Option Plan Modification
On April 1, 2021, the Board of Directors approved a modification contingent upon the consummation of the IPO to the PH Group Parent Corp. Stock Option Plan to the vesting conditions of certain outstanding stock option grants to certain employees and consultants. The modification would accelerate by one year any time vested option that was not previously 100% vested and modify the vesting condition of the performance based options to vest 60% at IPO, 20% 12 months after IPO and 20% 18 months after IPO. The modification would also accelerate the CEO’s time based options an additional four months such that 100% of his time based options are vested. We expect to recognize stock-based compensation of $167.0 million in the second quarter of 2021 related to the modification and generate an additional $118.0 million of additional stock compensation expense over the eighteen months following the completion of the IPO.
Omnibus Incentive Plan
On April 6, 2021, the Company approved the Privia Health Group, Inc. 2021 Omnibus Incentive Plan (the “Plan”) which permits awards up to 10% of our common stock issued and outstanding after the close of this offering. The Plan also allows for an automated increase on the first day of each fiscal year following the effective date of the Incentive Plan by an amount equal to the lesser of (i) 5% of outstanding shares on December 31 of the immediately preceding fiscal year or (ii) such number of shares as determined by our board of directors in its discretion. The Plan provides for the granting of stock options at a price equal to at least 100% of the fair market value of the Company’s Common Stock as of the date of grant. The Plan also provides for the granting of Stock Appreciation Rights, Restricted Stock, Restricted Stock Units, Performance Awards and other cash-based or other stock-based awards, all which must be granted at not less than the fair market value of the Company’s Stock as of the date of grant. Participants in the Plan may include employees, consultants, other service providers and non-employee directors. On the effective date of the IPO, the Company expects that 1,183,871 restricted stock units will be issued at the offering price and 3,683,217 options will be issued, with a strike price equal to the offering price, at the time of the offering. These issuances are expected to generate stock compensation of $62.3 million to be expensed over the next four years starting on the effective date of the IPO as both the restricted stock units and stock options vest.
Anthem Private Placement
On April 5, 2021, the Company entered into an agreement to sell $92.0 million of shares of our common stock to Anthem in a private placement exempt from registration under the U.S. Securities Act of 1933, as amended (the “Anthem Placement”). The price per share sold in the Anthem Placement will be the price per share to the public in this offering. The Anthem Placement is conditioned upon the closing of this offering and is expected to close on or up to 30 days after the closing of this offering. Accordingly, this offering is not contingent upon the closing of the Anthem Placement and there can be no assurance that the Anthem Placement will be consummated. The shares of common stock issued in the Anthem Placement will be subject to a 180-day lock-up agreement in favor of the underwriters substantially similar to the lock-up agreements entered into by our directors, executive officers and existing shareholders. Anthem has agreed with us not to transfer its shares of common stock for three years from the closing date of this offering.